Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current
Cash and cash equivalents	$ 28,361	$ 50,473
Marketable securities	53,430	0
Amounts receivable	669	527
Prepaid expenses	960	402
Total current assets	83,420	51,402
Property and equipment	2,882	3,260
Intangible assets	7,990	11,850
Other assets	111	111
Total non-current assets	10,983	15,221
Total assets	94,403	66,623
Current
Accounts payable and accrued liabilities	14,092	5,513
Other current liabilities	428	403
Total current liabilities	14,520	5,916
Loan payable	98	191
Deferred lease inducement	407	438
Other liabilities	801	1,959
Total non-current liabilities	1,306	2,588
Total liabilities	15,826	8,504
EQUITY
Common shares	145,920	103,819
Series I preferred shares	7,586	7,716
Series II preferred shares	45,120	24,369
Warrants	6,871	6,888
Contributed surplus	15,191	12,350
Deficit	(142,111)	(97,023)
Total equity	78,577	58,119
Total liabilities and equity	$ 94,403	$ 66,623